Divestitures (Summary Of Components Of Income From Discontinued Operations, Net Of Tax) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) from discontinued operations before income taxes									$ 466.3	$ 466.1	$ 59.8
Income tax expense from discontinued operations									21.3	176.8	138.6
Net (loss) income from discontinued operations									445.0	289.3	(78.8)
Income from discontinued operations, net of tax attributable to noncontrolling interest									33.2	92.7	60.9
Net (loss) income from discontinued operations attributable to controlling interest	$ (81.9)	$ 22.7	$ 3.7	$ 467.3	$ (21.5)	$ 23.1	$ (51.4)	$ 246.4	411.8	196.6	(139.7)
Discontinued Operations, Held-For-Sale [Member] | Global Battery And Lighting [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) from discontinued operations before income taxes									21.8	84.5	71.2
Discontinued Operations, Held-For-Sale [Member] | Global Auto Care [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) from discontinued operations before income taxes									(31.9)	94.5	112.5
Discontinued Operations, Held-For-Sale [Member] | HRG Insurance Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) from discontinued operations before income taxes									$ 476.4	$ 287.1	(164.7)
Discontinued Operations, Held-For-Sale [Member] | HRG Compass [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net (loss) income from discontinued operations											40.8
Income from discontinued operations, net of tax attributable to noncontrolling interest											0.1
Net (loss) income from discontinued operations attributable to controlling interest											$ 40.7